INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 22	$ 18
Additions	2	4
Disposals		0
Effect of foreign exchange	0
Intangible assets, ending balance	24	22
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	39	34
Additions	4	6
Disposals		(1)
Effect of foreign exchange	1
Intangible assets, ending balance	44	39
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	17	16
Additions	2	2
Disposals		(1)
Effect of foreign exchange	1
Intangible assets, ending balance	$ 20	$ 17